Disclosures on Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount	₨ 853,615.0		₨ 658,543.8
Borrowings and interest thereon, carrying amount	899,664.0		794,603.6
Other financial liabilities, carrying amount	49,470.2		32,258.7
Derivative liabilities, carrying amount	86,578.6		255,175.2
Financial liabilities not measured at fair value	1,889,327.8	$ 28,988.5	1,740,581.3
Accounts payable and acceptances, contractual cash flows	853,615.0	13,097.3	658,543.8
Borrowings and interest thereon, contractual cash flows	1,020,717.6	15,661.2	936,477.0
Other financial liabilities, contractual cash flows	50,237.1	770.8	32,772.0
Derivative liabilities, contractual cash flows	105,160.4	1,613.5	323,167.0
Total, contractual cash flows	2,029,730.1	31,142.8	1,950,959.8
Collateralized debt obligations, carrying amount	13,205.8	202.6	10,271.2
Collateralized debt obligations, contractual cash flows	13,205.8	$ 202.6	11,075.9
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, contractual cash flows	853,615.0		658,543.8
Borrowings and interest thereon, contractual cash flows	311,803.8		217,085.8
Other financial liabilities, contractual cash flows	46,273.1		30,190.1
Derivative liabilities, contractual cash flows	62,076.6		157,918.7
Total, contractual cash flows	1,273,768.5		1,063,738.4
Collateralized debt obligations, contractual cash flows	7,280.9		6,296.7
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	149,973.7		130,287.8
Other financial liabilities, contractual cash flows	1,717.9		577.1
Derivative liabilities, contractual cash flows	29,688.0		104,708.5
Total, contractual cash flows	181,379.6		235,573.4
Collateralized debt obligations, contractual cash flows	5,924.9		3,671.0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	398,648.1		395,994.5
Other financial liabilities, contractual cash flows	1,176.9		843.5
Derivative liabilities, contractual cash flows	12,188.2		60,528.2
Total, contractual cash flows	412,013.2		457,366.2
Collateralized debt obligations, contractual cash flows			1,108.2
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	160,292.0		193,108.9
Other financial liabilities, contractual cash flows	1,069.2		1,161.3
Derivative liabilities, contractual cash flows	1,207.6		11.6
Total, contractual cash flows	₨ 162,568.8		₨ 194,281.8